UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00971

Stellus Capital Investment Corporation
__________________________________________
(Exact name of registrant as specified in its charter)

4400 Post Oak Parkway, Suite 2200, Houston, TX 77027

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Stellus Capital Investment Corporation (the “Company”) to be redeemed:

5.75% Notes due 2022 (CUSIP: 858568 306; NYSE: SCA) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on February 12, 2021.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of May 5, 2014 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended (the “Indenture”) and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of August 21, 2017, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $48,875,000 in aggregate principal amount of issued and outstanding Notes, which represents the entire amount of Notes outstanding, pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 13, 2021	Stellus Capital Investment Corporation

	By:	/s/ W. Todd Huskinson
		Name:	W. Todd Huskinson
		Title:	Chief Financial Officer, Chief Compliance Officer, Treasurer, and Secretary